Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss) for the year	$ 308,536	$ 4,727
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of gold and silver bullion	(29,166)	(24,121)
Change in unrealized (gains) losses on gold and silver bullion	(300,065)	448
Net changes in operating assets and liabilities
Increase (decrease) in due to broker	(406)	406
Increase (decrease) in accounts payable	1,011	721
Net cash provided by (used in) operating activities	(20,090)	(17,819)
Cash flows from investing activities
Purchases of gold and silver bullion
Sales of gold and silver bullion	25,031	10,760
Net cash provided by (used in) investing activities	25,031	10,760
Cash flows from financing activities
Proceeds from issuance of Units (note 7)		14,569
Payments on redemption of Units (note 7)	(1,441)	(4,750)
Underwriting commissions and issue expenses		(35)
Net cash provided by (used in) financing activities	(1,441)	9,784
Net increase (decrease) in cash during the year	3,500	2,725
Cash at beginning of the year	3,404	679
Cash at end of the year	$ 6,904	$ 3,404